Income taxes - Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate and the actual provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Expected tax at PRC rate	¥ 297,700,096	$ 46,715,642	¥ (400,383,534)	¥ 165,978,862
Other expenses not deductible for income tax purposes	24,325,078	3,817,136	26,628,325	27,243,710
Share based compensation expense not deductible for income tax purposes	22,108,693	3,469,336	20,035,035	39,101,140
Effect of tax holiday and preferential tax rate	(25,716,398)	(4,035,464)	2,160,562	(279,823,276)
Effect of different tax rate of foreign subsidiary operation in other jurisdictions	1,535,280	240,919	3,712,755	2,853,547
Effect of change in tax rate			(1,547,465)
Research and development tax deduction	(14,040,027)	(2,203,187)		(12,657,389)
Unrecognized tax benefits for prior years' transfer pricing arrangement	(22,239,451)	(3,489,855)	32,092,388
Tax on undistributed loss of VIEs				(46,419,145)
Valuation allowance movement	99,384,200	15,595,550	9,155,075	4,451,281
Others	(14,321,770)	(2,247,399)	8,268,224	6,168,627
Total income tax expense (benefit)	¥ 368,735,701	$ 57,862,678	¥ (299,878,635)	¥ (93,102,643)